Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of May 2017

Collection Period Start	1-May-17	Distribution Date	15-Jun-17
Collection Period End	31-May-17	30/360 Days	30
Beg. of Interest Period	15-May-17	Actual/360 Days	31
End of Interest Period	15-Jun-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	607,176,280.86	548,788,369.12	0.4610699
Total Securities		1,190,249,771.82	607,176,280.86	548,788,369.12	0.4610699
Class A-1 Notes	0.420000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.180000%	232,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	190,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.540000%	280,000,000.00	253,926,509.04	195,538,597.30	0.6983521
Class A-4 Notes	1.700000%	162,800,000.00	162,800,000.00	162,800,000.00	1.0000000
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	58,387,911.74	325,872.35	208.5282562	1.1638298
Class A-4 Notes	0.00	230,633.33	0.0000000	1.4166666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	58,387,911.74	556,505.68

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,247,622.32
Monthly Interest				2,989,197.71
Total Monthly Payments				12,236,820.03

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				365,801.55
Aggregate Sales Proceeds Advance				24,364,959.50
Total Advances				24,730,761.05

Vehicle Disposition Proceeds:
Reallocation Payments				36,911,356.71
Repurchase Payments				1,861,253.59
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				10,414,020.07
Excess Wear and Tear and Excess Mileage				365,595.82
Remaining Payoffs				0.00
Net Insurance Proceeds				731,358.61
Residual Value Surplus				1,100,206.74
Total Collections				88,351,372.62

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	27,917,494.46			2,012
Involuntary Repossession	119,201.00			10
Voluntary Repossession	291,930.25			21
Full Termination	8,571,209.00			637
Bankruptcty	11,522.00			1
Insurance Payoff		719,757.24		45
Customer Payoff			219,658.24	12
Grounding Dealer Payoff			5,983,473.73	326
Dealer Purchase			2,392,349.98	116
Total	36,911,356.71	719,757.24	8,595,481.95	3,180

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of May 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	37,233	709,810,690.02	7.00000%	607,176,280.86
Total Depreciation Received		(10,871,710.02)		(8,732,698.79)
Principal Amount of Gross Losses	(89)	(1,572,963.26)		(1,352,743.31)
Repurchase / Reallocation	(118)	(2,140,905.39)		(1,861,253.59)
Early Terminations	(1,736)	(29,277,873.88)		(24,357,313.49)
Scheduled Terminations	(1,416)	(25,415,115.94)		(22,083,902.56)
Pool Balance - End of Period	33,874	640,532,121.53		548,788,369.12

Remaining Pool Balance
Lease Payment				91,921,709.21
Residual Value				456,866,659.91
Total				548,788,369.12

III. DISTRIBUTIONS

Total Collections					88,351,372.62
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					88,351,372.62

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					575,191.49
3. Reimbursement of Sales Proceeds Advance					23,265,362.87
4. Servicing Fee:
Servicing Fee Due					505,980.23
Servicing Fee Paid					505,980.23
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					24,346,534.59

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					0.00

Class A-2a Notes Monthly Interest Paid					0.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					0.00

Class A-2b Notes Monthly Interest Paid					0.00
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					325,872.35

Class A-3 Notes Monthly Interest Paid					325,872.35
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of May 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	230,633.33

Class A-4 Notes Monthly Interest Paid	230,633.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	556,505.68
Total Note and Certificate Monthly Interest Paid	556,505.68
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	63,448,332.35

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	58,387,911.74

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	58,387,911.74
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,060,420.61

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of May 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,951,248.86
Required Reserve Account Amount			17,853,746.58
Beginning Reserve Account Balance			17,853,746.58
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			17,853,746.58
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			5,060,420.61
Gross Reserve Account Balance			22,914,167.19
Remaining Available Collections Released to Seller			5,060,420.61
Total Ending Reserve Account Balance			17,853,746.58

V. POOL STATISTICS

Weighted Average Remaining Maturity			8.35
Monthly Prepayment Speed			104%
Lifetime Prepayment Speed			97%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,331,748.36
Securitization Value of Defaulted Receivables and Casualty Receivables		1,352,743.31	89
Aggregate Defaulted and Casualty Gain (Loss)		(20,994.95)
Pool Balance at Beginning of Collection Period		607,176,280.86
Net Loss Ratio
Current Collection Period		-0.0035%
Preceding Collection Period		-0.0156%
Second Preceding Collection Period		0.0013%
Third Preceding Collection Period		-0.0351%

Cumulative Net Losses for all Periods		0.2331%	2,774,862.49

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.75%	4,532,396.21	276
61-90 Days Delinquent	0.17%	1,018,614.08	62
91-120+ Days Delinquent	0.05%	292,356.32	19
More than 120 Days	0.00%	11,515.00	1
Total Delinquent Receivables:	0.96%	5,854,881.61	358

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.22%	0.22%
Preceding Collection Period		0.23%	0.23%
Second Preceding Collection Period		0.22%	0.21%
Third Preceding Collection Period		0.26%	0.28%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		36,488,703.46	2,649
Securitization Value		38,205,106.01	2,649
Aggregate Residual Gain (Loss)		(1,716,402.55)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		219,394,293.51	15,549
Cumulative Securitization Value		234,265,367.94	15,549
Cumulative Residual Gain (Loss)		(14,871,074.43)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			33,978,380.97
Reimbursement of Outstanding Advance			23,265,362.87
Additional Advances for current period			24,364,959.50
Ending Balance of Residual Advance			35,077,977.60

Beginning Balance of Payment Advance			1,303,609.08
Reimbursement of Outstanding Payment Advance			575,191.49
Additional Payment Advances for current period			365,801.55
Ending Balance of Payment Advance			1,094,219.14

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO